Intangible assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Intangible assets
Beginning of the year	¥ 758,075	¥ 367,078
Acquisition of subsidiary (Note 33)	335,113	276,107
Additions	216,670	374,978
Disposal, net	(423)
Amortization	(332,470)	(260,088)
Exchange differences	(17)
End of the year	976,948	758,075
Cost
Intangible assets
Beginning of the year	1,345,170	694,085
End of the year	1,896,518	1,345,170
Accumulated amortization
Intangible assets
Beginning of the year	(587,095)	(327,007)
End of the year	(919,553)	(587,095)
Exchange difference
Intangible assets
End of the year	(17)
Application and platform | Ping An Group and its subsidiaries [Member]
Intangible assets
Beginning of the year	134,326	364,597
Amortization	(134,326)	(230,271)
End of the year		134,326
Application and platform | Ping An Group and its subsidiaries [Member] | Cost
Intangible assets
Beginning of the year	690,910	690,910
End of the year	690,910	690,910
Application and platform | Ping An Group and its subsidiaries [Member] | Accumulated amortization
Intangible assets
Beginning of the year	(556,584)	(326,313)
End of the year	(690,910)	(556,584)
Application and platform, Developed internally
Intangible assets
Beginning of the year	36,821
Transfer	360,540	44,033
Amortization	(120,451)	(7,212)
Exchange differences	(14)
End of the year	276,896	36,821
Application and platform, Developed internally | Cost
Intangible assets
Beginning of the year	44,033
End of the year	404,573	44,033
Application and platform, Developed internally | Accumulated amortization
Intangible assets
Beginning of the year	(7,212)
End of the year	(127,663)	(7,212)
Application and platform, Developed internally | Exchange difference
Intangible assets
End of the year	(14)
Application and platform, Acquired
Intangible assets
Acquisition of subsidiary (Note 33)	57,355
Amortization	(12,719)
End of the year	44,636
Application and platform, Acquired | Cost
Intangible assets
End of the year	57,355
Application and platform, Acquired | Accumulated amortization
Intangible assets
End of the year	(12,719)
Purchased software
Intangible assets
Beginning of the year	76,032	2,481
Acquisition of subsidiary (Note 33)	190	74,628
Additions	22,623	11,758
Disposal, net	(423)
Amortization	(33,423)	(12,835)
Exchange differences	(3)
End of the year	64,996	76,032
Purchased software | Cost
Intangible assets
Beginning of the year	89,561	3,175
End of the year	111,939	89,561
Purchased software | Accumulated amortization
Intangible assets
Beginning of the year	(13,529)	(694)
End of the year	(46,940)	(13,529)
Purchased software | Exchange difference
Intangible assets
End of the year	(3)
Development cost in progress
Intangible assets
Beginning of the year	325,081
Acquisition of subsidiary (Note 33)	1,293	6,854
Additions	191,595	362,260
Transfer	(360,540)	(44,033)
End of the year	157,429	325,081
Development cost in progress | Cost
Intangible assets
Beginning of the year	325,081
End of the year	157,429	325,081
Goodwill
Intangible assets
Beginning of the year	126,015
Acquisition of subsidiary (Note 33)	163,146	126,015
End of the year	289,161	126,015
Goodwill | Cost
Intangible assets
Beginning of the year	126,015
End of the year	289,161	126,015
License
Intangible assets
Beginning of the year	936
Acquisition of subsidiary (Note 33)	103,928
Additions		960
Amortization	(7,465)	(24)
End of the year	97,399	936
License | Cost
Intangible assets
Beginning of the year	960
End of the year	104,888	960
License | Accumulated amortization
Intangible assets
Beginning of the year	(24)
End of the year	(7,489)	(24)
Others
Intangible assets
Beginning of the year	58,864
Acquisition of subsidiary (Note 33)	9,201	68,610
Additions	2,452
Amortization	(24,086)	(9,746)
End of the year	46,431	58,864
Others | Cost
Intangible assets
Beginning of the year	68,610
End of the year	80,263	68,610
Others | Accumulated amortization
Intangible assets
Beginning of the year	(9,746)
End of the year	¥ (33,832)	¥ (9,746)